Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2023	$ 12,277	$ 3,354	$ 125	$ 9,303	$ (898)	$ 393
Beginning Balance, shares at Dec. 31, 2023		286.6
Net income	1,096			1,009		87
Other comprehensive (loss) income	(709)				(693)	(16)
Shares issued on exercise of stock options	30	$ 36	(6)
Shares issued on exercise of stock options, shares		0.7
Release of stock and stock units		$ 19	(19)
Release of stock and stock units, shares		0.3
Tax withholdings on vesting of equity awards	(8)	$ (2)		(6)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 21]	(210)	$ (55)		(162)	7
Repurchase and cancellation under normal course issuer bids [note 21], shares		(4.7)
Stock-based compensation expense	49		49
Dividends paid to non-controlling interests	(46)					(46)
Dividends paid	(539)	$ 7		(546)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2024	11,940	$ 3,359	149	9,598	(1,584)	418
Ending Balance, shares at Dec. 31, 2024		282.9
Net income	883			829		54
Other comprehensive (loss) income	845				813	32
Shares issued on exercise of stock options	2	$ 3	(1)
Shares issued on exercise of stock options, shares		0.1
Release of stock and stock units		$ 22	(22)
Release of stock and stock units, shares		0.3
Tax withholdings on vesting of equity awards	(5)	$ (1)		(4)
Tax withholdings on vesting of equity awards, shares		(0.1)
Repurchase and cancellation under normal course issuer bids [note 21]	(140)	$ (36)		(109)	5
Repurchase and cancellation under normal course issuer bids [note 21], shares		(3.0)
Stock-based compensation expense	60		60
Acquisition of non-controlling interest [note 8]	(143)		(44)			(99)
Dividends paid to non-controlling interests	(59)					(59)
Dividends paid	(544)	$ 5		(549)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2025	$ 12,839	$ 3,352	$ 142	$ 9,765	$ (766)	$ 346
Ending Balance, shares at Dec. 31, 2025		280.3